Debt - Schedule of Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Feb. 15, 2016	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Issuance Costs, Net		$ 12.3	$ 10.4
Total short-term and long-term debt		1,398.9	1,542.1
Short-term debt and current portion of long-term debt		11.5	6.6
Total long-term debt		$ 1,387.4	$ 1,535.5
Allegheny Technologies $500 million 5.875% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument issuer	[1]	Allegheny Technologies	Allegheny Technologies
Debt instrument interest rate stated percentage					7.875%	5.875%
Debt instrument carrying amount		$ 500.0	$ 500.0
Allegheny Technologies $500 million 5.95% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument issuer			Allegheny Technologies
Debt instrument interest rate stated percentage			5.95%
Debt instrument carrying amount		$ 0.0	$ 500.0
Allegheny Technologies $350 million 5.875% Senior Notes due 2027
Debt Instrument [Line Items]
Debt instrument issuer		Allegheny Technologies
Debt instrument interest rate stated percentage		5.875%
Debt instrument carrying amount		$ 350.0	$ 0.0
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage				9.375%
Debt instrument carrying amount				$ 350.0
Allegheny Technologies, $287.5 million Convertible Senior Notes, 4.75%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument issuer		Allegheny Technologies	Allegheny Technologies
Debt instrument interest rate stated percentage		4.75%	4.75%
Debt instrument carrying amount		$ 287.5	$ 287.5
Allegheny Ludlum 6.95% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument issuer		Allegheny Ludlum	Allegheny Ludlum
Debt instrument interest rate stated percentage		6.95%	6.95%
Debt instrument carrying amount		$ 150.0	$ 150.0
Term Loan due 2024
Debt Instrument [Line Items]
Debt instrument issuer		Allegheny Technologies	Allegheny Technologies
Debt instrument interest rate stated percentage		4.21%
Debt instrument carrying amount		$ 100.0	$ 100.0
Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		0.0	0.0
Finance leases and other [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		18.8	15.0
Foreign credit agreements [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		$ 4.9	$ 0.0
Maximum | Allegheny Technologies $500 million 5.875% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		7.875%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan due 2024
Debt Instrument [Line Items]
Variable rate spread		2.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum | Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Variable rate spread		1.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum | Domestic Bank Group $500 million asset-based credit facility [Member]
Debt Instrument [Line Items]
Variable rate spread		1.75%

[1]	Bearing interest at 7.875% effective February 15, 2016.